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1933 Act/Rule 497(c)

February 10, 2020

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Equity Trust

File Nos. 002-16590 and 811-00945

To The Commission Staff:

On behalf of Virtus Equity Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 497(c) under the Securities Act of 1933 and the Investment Company Act of 1940, are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the prospectus for Virtus KAR Capital Growth Fund, Virtus KAR Mid-Cap Growth Fund and Virtus Tactical Allocation Fund (the “Funds”) as filed under Rule 497(c) on January 29, 2020. The purpose of this filing is to submit the 497(c) filing dated January 29, 2020 in XBRL for the Funds.

Please contact Ralph Summa at (860) 503-1166 or the undersigned at (860) 263-4791 if you have any questions concerning this filing.

Very truly yours,

/s/ Kevin J. Carr

Kevin J. Carr

cc:	Ralph Summa